Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2022
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17.- Trade payables and other current liabilities

Trade payables and other current liabilities as of December 31, 2022 and 2021 are as follows:

	Balance as of December 31,
Item	2022	2021
Trade accounts payables	84,465	79,052
Down payments from clients	11,169	542
Other accounts payables	44,596	34,313
Total	140,230	113,907

Trade accounts payables mainly relate to the operation and maintenance of the plants.

Down payments from clients in 2022 primarily include the collections from the CNMC (Spanish solar assets), which have been in line with the parameters corresponding to the regulation in place at the beginning of the year, as the new parameters became final on December 14, 2022, while revenue was recorded in accordance with the new parameters (Note 1).

Nominal values of trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.